Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents	$ 497,993	$ 130,201
Accounts receivable, net	266,379	519,367
Contract costs	440,330
Prepayment	3,347,677
Deposits and other current assets, net	51,083	53,556
Total current assets	4,603,462	703,124
Non-current assets:
Property and equipment, net	22,297	45,975
Intangible assets, net	14,206	24,534
Deferred initial public offering (“IPO”) costs		87,750
Prepayment	1,179,873
Operating lease right-of-use assets, net	154,254	325,153
Total non-current assets	1,370,630	483,412
TOTAL ASSETS	5,974,092	1,186,536
Current liabilities:
Accounts payable		6,941
Contract liabilities	1,673	7,943
Operating lease liabilities, current	154,254	172,066
Income tax payable	152,740	187,453
Total current liabilities	688,134	1,949,079
Non-current liabilities:
Operating lease liabilities, non-current		153,043
Total non-current liabilities		153,043
TOTAL LIABILITIES	688,134	2,102,122
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary share, $0.0001 par value; 500,000,000 shares authorized, 17,206,342 and 15,000,000 shares issued and outstanding as of September 30, 2024 and 2023, respectively	1,721	1,500
Additional paid in capital	7,804,868	13,500
Accumulated deficits	(2,513,747)	(933,549)
Accumulated other comprehensive (loss) income	(6,884)	2,963
Total Shareholders’ Equity (Deficit)	5,285,958	(915,586)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	5,974,092	1,186,536
Shareholders [Member]
Current liabilities:
Due to shareholders	14,649	1,240,238
Nonrelated Party [Member]
Current liabilities:
Accrued liabilities and other payables	344,031	316,624
Related Party [Member]
Current liabilities:
Accrued liabilities and other payables	$ 20,787	$ 17,814